Accumulated Other Comprehensive Income, Net	12 Months Ended
Dec. 31, 2011
Cash, Dividend and Loans Restrictions, Shareholders' Equity and Accumulated Other Comprehensive Income, Net [Abstract]
Accumulated Other Comprehensive Income, Net

Note T    Accumulated Other Comprehensive Income, Net

Comprehensive income is defined as the change in equity from all transactions other than those with stockholders, and it includes net income and other comprehensive income. Accumulated balances related to each component of other comprehensive income, net, is presented below.

	Pre-tax Amount	Income Tax (Expense) Benefit	After-tax Amount
	(In thousands)
ACCUMULATED OTHER COMPREHENSIVE INCOME, NET
Accumulated other comprehensive income, net, December 31, 2009	$3,270	$(1,262)	$2,008
Net unrealized gain on securities	2,560	(988)	1,572
Reclassification adjustment for realized gains and losses on securities	(2,845)	1,098	(1,747)

Accumulated other comprehensive income, net, December 31, 2010	2,985	(1,152)	1,833
Net unrealized gain on securities	5,884	(2,272)	3,612
Reclassification adjustment for realized gains and losses on securities	(354)	137	(217)

Accumulated other comprehensive income, net, December 31, 2011	$8,515	$(3,287)	$5,228